Fair Value Measurement of Financial Instruments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 24, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Dec. 31, 2019	Mar. 24, 2019
Treasury stock				728,548	728,548
Accretion Expense		$ 0	$ 423
NuTech Medical
Temporary Equity, Redemption Price Per Share						$ 9.28
Common Class A
Company issued acquisition of shares	728,548
Redeemable common stock, Carrying amount		$ 6,762
Common Class A | NuTech Medical
Business Acquisition, Share Price	$ 8.70